UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04964

CREDIT SUISSE NEW YORK MUNICIPAL FUND
(Exact name of registrant as specified in charter)

466 Lexington Avenue, New York, New York			10017-3140
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse New York Municipal Fund 466 Lexington Avenue New York, New York 10017-3140
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2005 to April 30, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2006

(unaudited)

■  CREDIT SUISSE
  NEW YORK MUNICIPAL FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse New York Municipal Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

May 31, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common[1]	0.80%
Class A1,2	0.68%
Lehman Brothers 5 Year Municipal Bond Index[3]	0.96%

Performance for the Fund's Class A Shares is without the maximum sales charge of 3.00%.2

Market Overview: Rates rise, municipal bonds outperform

The period was a slightly positive one for the US investment grade bond market in terms of total return, though bond prices were restrained by rising interest rates. The Federal Reserve continued its campaign to increase rates in small but steady increments, with the federal funds rate reaching 4.75% by the end of April 2006, up from 3.75% at the start of the period and 1.00% in June 2004.

Municipal bonds outperformed their taxable counterparts, supported by firmer supply fundamentals. Issuance by municipalities declined significantly in the period, particularly with regard to bond refundings, which have become less appealing in the face of rising interest rates. An improving economy has also dampened new issuance, with strong tax revenues easing the need for debt financing at the state and local levels.

The economy's rebound continued to favorably impact New York's financial profile. Moody's once again upgraded New York State's credit rating — from A1 to AA3 — while maintaining a positive outlook on New York City.

Strategic Review: Focus on higher rated securities

The Fund had a positive total return in the period, though it trailed its benchmark. This was due in part to our underweighting in lower-rated bonds (i.e., those rated BBB and A), such as hospital, tobacco and resources-recovery securities, that outperformed. Factors that aided the Fund's performance included its underweighting in bonds issued by Puerto Rico (0% of the Fund as of April 2006), which struggled amid a negative credit outlook related to the island's structural budget deficit.

Looking ahead, we think that supply/demand forces could remain supportive of municipal bonds. We expect supply to stay on the light side compared with

Credit Suisse New York Municipal Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

2005 issuance, for reasons noted above, and demand to remain healthy, despite a recent decline in relative pre-tax yields between municipal bonds and taxable bonds. For many investors, in particular high income individuals, municipal bonds may continue to offer competitive yields on a tax-adjusted basis, though of course past performance is not a guarantee of future returns.

For our part, we intend to maintain an emphasis on bonds rated AA and higher. Yield spreads between these bonds and lower-rated credits have become historically narrow, making the latter more vulnerable in the market going forward, in our view. We expect to continue to overweight education and general-obligation securities, which we think might continue to benefit from good tax revenue streams.

Lori A. Cohane	Frank J. Biondo

Co-Portfolio Manager	Co-Portfolio Manager

The Fund's dividends are derived from interest on New York municipal obligations that are exempt from regular federal income taxes and from New York State and New York City personal income taxes. Some income from the Fund that is exempt from regular federal taxes may be subject to State and City taxes, and some income may be subject to the federal alternative minimum tax. This Fund may be more volatile than a more geographically diverse municipal fund.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse New York Municipal Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Average Annual Returns as of March 31, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	1.59%	3.17%	4.24%	5.09%	4/01/87
Class A Without Sales Charge	1.34%	—	—	2.70%	11/30/01
Class A With Maximum Sales Charge	(1.67)%	—	—	1.97%	11/30/01

Average Annual Returns as of April 30, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	0.68%	3.35%	4.27%	5.07%	4/01/87
Class A Without Sales Charge	0.53%	—	—	2.66%	11/30/01
Class A With Maximum Sales Charge	(2.52)%	—	—	1.95%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for Class A shares for the reporting period based on offering price (with maximum sales charge of 3.00%) was down 2.34%.

3  The Lehman Brothers 5 Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds with maturities of between four and six years, and is calculated by Lehman Brothers, Inc. Investors cannot invest directly in an index.

Credit Suisse New York Municipal Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse New York Municipal Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Class A
Beginning Account Value 11/1/05	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,008.00	$1,006.80
Expenses Paid per $1,000*	$2.99	$4.23
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,021.82	$1,020.58
Expenses Paid per $1,000*	$3.01	$4.26
	Common Class	Class A
Annualized Expense Ratios*	0.60%	0.85%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse New York Municipal Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	63.7%
AA	19.5%
A	8.6%
BBB	8.1%
Subtotal	99.9%
Short-Term Investments	0.1%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse New York Municipal Fund

Schedule of Investments

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MUNICIPAL BONDS (98.7%)
New York (98.7%)
$1,000	Brookhaven NY, General Obligation Unlimited (MBIA Insured) (Non-Callable)	(AAA , Aaa)	08/15/14	5.000	$1,069,960
200	Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series E (AMBAC Insured) (Callable 07/01/07 @ $101.00)	(AAA , Aaa)	07/01/11	5.000	204,752
600	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Series A, (FGIC Insured)	(AAA , Aaa)	04/01/13	5.600	642,522
695	Metropolitan Transportation Authority, NY, Transportation Facilities Revenue Bonds, Prerefunded, Series C (FSA Insured) (Callable 07/01/12 @ $100.00)	(AAA , Aaa)	07/01/14	5.125	745,026
1,000	Municipal Assistance Corp., New York City, Revenue Bonds, Series H	(AAA , Aaa)	07/01/07	6.250	1,029,520
750	Nassau County NY, Interim Finance Authority Revenue Bonds, Refunding Sales Tax Secured, Series B (AMBAC Insured) (Non-Callable)	(AAA , Aaa)	11/15/12	5.000	797,827
635	Nassau County NY, Interim Finance Authority Revenue Bonds, Sales Tax Secured, Series A	(AAA , Aaa)	11/15/22	5.000	663,670
1,000	Nassau County NY, Interim Finance Authority Revenue Bonds, Sales Tax Secured, Series A (AMBAC Insured) (Non-Callable)	(AAA , Aaa)	11/15/11	5.000	1,061,190
400	New York City, Educational Construction Fund, Revenue Bonds, Series A (MBIA Insured) (Non-Callable)	(AAA , Aaa)	04/01/12	5.000	423,064
500	New York City, General Obligation Unlimited, Series F	(A+ , A1)	08/01/09	5.000	518,230
1,000	New York City, General Obligation Unlimited, Series H (Callable 03/15/11 @ $101.00)	(A+ , A1)	03/15/13	5.750	1,081,020
500	New York City, General Obligation Unlimited, Series I (Non-Callable)	(A+ , A1)	08/01/11	5.000	525,695
1,000	New York City, Industrial Development Agency, YMCA Greater NY Project	(BBB+ , Baa1)	08/01/06	6.000	1,005,430
1,000	New York City, Municipal Water Finance Authority Revenue Bonds, Series D	(AA+ , Aa2)	06/15/15	5.250	1,068,550
1,000	New York City, Transitional Finance Authority, Refunding Future Tax Secured, Series B (Callable 02/01/11 @ $100.00)#	(AAA , Aa1)	02/01/29	5.250	1,054,140
785	New York City, Transitional Finance Authority, Unrefunded Balance, Future Tax 2004, Series C (Non-Callable)	(AAA , Aa1)	02/01/08	5.500	809,712
650	New York City, Transitional Finance Authority, Unrefunded Future Tax, Series B	(AAA , Aa1)	02/01/08	5.500	670,462
1,000	New York State Dormitory Authority, Lenox Hill Hospital Obligation Group, Revenue Bonds	(BBB+ , Baa2)	07/01/09	5.250	1,008,350

See Accompanying Notes to Financial Statements.

Credit Suisse New York Municipal Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MUNICIPAL BONDS
New York
$1,200	New York State Dormitory Authority, New York University, Revenue Bonds, Series A (FGIC Insured)	(AAA , Aaa)	07/01/15	5.000	$1,272,168
1,000	New York State Dormitory Authority, State University Educational Facilities Revenue Bonds, Series B (Callable 05/15/08 @ $101.00)	(AA- , A2)	05/15/09	5.250	1,040,650
2,000	New York State Dormitory Authority, State University Educational Facilities Revenue Bonds, Series B (Callable 05/15/08 @ $101.00)	(AAA , Aaa)	07/01/15	5.000	2,132,440
500	New York State Dormitory Authority, Yeshiva University, Revenue Bonds (AMBAC Insured) (Non-Callable)	(AAA , Aaa)	07/01/14	5.250	541,555
520	New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, Revolving Funds, Series A (Non-Callable)	(AAA , Aaa)	04/15/10	4.250	531,393
165	New York State Mortgage Agency, Revenue Bonds, Homeowner Mortgage, Series 128 (Callable 04/01/15 @ $100.00)	(AAA , Aa1)	04/01/17	4.400	165,200
505	New York State Thruway Authority, General Revenue Bonds, Refunding, Series E (MBIA Insured) (Callable 01/01/08 @ $101.00)	(AAA , Aaa)	01/01/25	5.000	519,125
325	New York State Thruway Authority, General Revenue Bonds, Series F (AMBAC Insured) (Callable 04/01/15 @ $100.00)	(AAA , Aaa)	01/01/18	5.000	341,910
800	New York State Urban Development Corp., Correctional & Youth Facilities Revenue Bonds, Series A	(AA- , A1)	01/01/17	5.000	835,320
1,000	New York State Urban Development Corp., Correctional Facilities Service Contract Revenue Bonds, Series C (Callable 01/01/09 @ $101.00)	(AAA , Aaa)	01/01/13	6.000	1,068,260
1,000	New York State Urban Development Corp., State Facilities Revenue Bonds	(AA- , A1)	04/01/11	5.750	1,080,740
750	New York State, General Obligation Unlimited, Refunding Series C	(AA , Aa3)	04/15/17	5.000	792,240
	TOTAL MUNICIPAL BONDS (Cost $24,725,014)				24,700,121

See Accompanying Notes to Financial Statements.

Credit Suisse New York Municipal Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Number of Shares		Value
SHORT-TERM INVESTMENT (0.1%)
25,906	Blackrock Provident New York Money Fund (Cost $25,906)	$25,906
TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $24,750,920)		24,726,027
OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)		308,883
NET ASSETS (100.0%)		$25,034,910

  INVESTMENT ABBREVIATIONS

  AMBAC  =  American Municipal Bond Assurance Corporation

  FGIC  =  Financial Guaranty Insurance Corporation

  FSA  =  Financial Security Assurance, Inc.

  MBIA  =  Municipal Bond Insurance Association

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2006.

See Accompanying Notes to Financial Statements.

Credit Suisse New York Municipal Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets
Investments at value (Cost $24,750,920) (Note 2)	$24,726,027
Interest receivable	352,879
Receivable for fund shares sold	7,059
Receivable from investment adviser (Note 3)	3,418
Prepaid expenses	17,414
Total Assets	25,106,797
Liabilities
Administrative services fee payable (Note 3)	6,398
Distribution fee payable (Note 3)	239
Payable for fund shares redeemed	19,047
Dividend payable	6,789
Trustees' fee payable	3,606
Other accrued expenses payable	35,808
Total Liabilities	71,887
Net Assets
Capital stock, $0.001 par value (Note 6)	2,573
Paid-in capital (Note 6)	24,868,255
Undistributed net investment income	7
Accumulated net realized gain on investments	188,968
Net unrealized depreciation from investments	(24,893)
Net Assets	$25,034,910
Common Shares
Net assets	$23,866,324
Shares outstanding	2,452,667
Net asset value, offering price, and redemption price per share	$9.73
A Shares
Net assets	$1,168,586
Shares outstanding	120,005
Net asset value and redemption price per share	$9.74
Maximum offering price per share (net asset value/(1-3.00%))	$10.04

See Accompanying Notes to Financial Statements.

Credit Suisse New York Municipal Fund

Statement of Operations

For the Six Months Ended April 30, 2006 (unaudited)

Interest Income (Note 2)	$606,318
Expenses
Investment advisory fees (Note 3)	57,918
Administrative services fees (Note 3)	30,725
Distribution fees (Note 3)
Class A	2,456
Registration fees	20,622
Printing fees (Note 3)	11,126
Trustees' fees	10,633
Transfer agent fees (Note 3)	9,422
Audit and tax fees	9,243
Legal fees	8,131
Custodian fees	3,047
Insurance expense	1,905
Commitment fees (Note 4)	467
Miscellaneous expense	3,630
Total expenses	169,325
Less: fees waived and expenses reimbursed (Note 3)	(79,992)
Net expenses	89,333
Net investment income	516,985
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	188,992
Net change in unrealized appreciation (depreciation) from investments	(449,329)
Net realized and unrealized loss from investments	(260,337)
Net increase in net assets resulting from operations	$256,648

See Accompanying Notes to Financial Statements.

Credit Suisse New York Municipal Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
From Operations
Net investment income	$516,985	$1,493,690
Net realized gain from investments	188,992	582,663
Net change in unrealized appreciation (depreciation) from investments	(449,329)	(2,095,390)
Net increase (decrease) in net assets resulting from operations	256,648	(19,037)
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(484,180)	(1,417,385)
Class A shares	(32,803)	(76,292)
Distributions from net realized gains
Common Class shares	(539,452)	(502,732)
Class A shares	(43,194)	(18,690)
Net decrease in net assets resulting from dividends and distributions	(1,099,629)	(2,015,099)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	679,340	3,942,618
Reinvestment of dividends and distributions	1,014,611	1,876,477
Net asset value of shares redeemed	(9,806,193)	(22,709,755)
Net decrease in net assets from capital share transactions	(8,112,242)	(16,890,660)
Net decrease in net assets	(8,955,223)	(18,924,796)
Net Assets
Beginning of period	33,990,133	52,914,929
End of period	$25,034,910	$33,990,133
Undistributed net investment income	$7	$5

See Accompanying Notes to Financial Statements.

Credit Suisse New York Municipal Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$10.01	$10.49	$10.68	$10.81	$10.74	$10.24
INVESTMENT OPERATIONS
Net investment income	0.18	0.36	0.37	0.38	0.38[1]	0.43
Net gain (loss) on investments (both realized and unrealized)	(0.10)	(0.37)	(0.11)	0.05	0.13	0.50
Total from investment operations	0.08	(0.01)	0.26	0.43	0.51	0.93
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.36)	(0.37)	(0.38)	(0.38)	(0.43)
Distributions from net realized gains	(0.18)	(0.11)	(0.08)	(0.18)	(0.06)	—
Total dividends and distributions	(0.36)	(0.47)	(0.45)	(0.56)	(0.44)	(0.43)
Net asset value, end of period	$9.73	$10.01	$10.49	$10.68	$10.81	$10.74
Total return[2]	0.80%	(0.14)%	2.50%	4.05%	4.91%	9.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$23,866	$31,569	$51,055	$63,423	$83,434	$113,371
Ratio of expenses to average net assets	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.59%[3]	3.52%	3.53%	3.51%	3.58%	4.03%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.55%[3]	0.38%	0.36%	0.26%	0.25%	0.16%
Portfolio turnover rate	15%	38%	27%	6%	34%	51%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse New York Municipal Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$10.02	$10.50	$10.70	$10.81	$10.61
INVESTMENT OPERATIONS
Net investment income	0.16	0.33	0.34	0.35	0.31[2]
Net gain (loss) on investments (both realized and unrealized)	(0.10)	(0.37)	(0.12)	0.07	0.26
Total from investment operations	0.06	(0.04)	0.22	0.42	0.57
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.33)	(0.34)	(0.35)	(0.31)
Distributions from net realized gains	(0.18)	(0.11)	(0.08)	(0.18)	(0.06)
Total dividends and distributions	(0.34)	(0.44)	(0.42)	(0.53)	(0.37)
Net asset value, end of period	$9.74	$10.02	$10.50	$10.70	$10.81
Total return[3]	0.68%	(0.39)%	2.13%	3.97%	5.46%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,169	$2,421	$1,860	$1,535	$140
Ratio of expenses to average net assets	0.85%[4]	0.85%	0.85%	0.85%	0.85%[4]
Ratio of net investment income to average net assets	3.34%[4]	3.27%	3.28%	3.29%	3.21%[4]
Decrease reflected in above operating expense expense ratios due to waivers/reimbursements	0.55%[4]	0.38%	0.36%	0.26%	0.36%[4]
Portfolio turnover rate	15%	38%	27%	6%	34%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse New York Municipal Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse New York Municipal Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize current interest income exempt from regular federal income taxes, New York State and New York City personal income taxes, to the extent consistent with prudent investment management and the preservation of capital. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on December 23, 1986.

The Fund is authorized to offer two classes of shares: Common Class and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates and (6) Credit Suisse or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Class A shares are sold subject to a front-end sales charge of up to 3.00%.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked

Credit Suisse New York Municipal Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

Credit Suisse New York Municipal Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) OTHER — The interest on New York municipal obligations is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. A portion of income may be subject to State and City taxes or the federal alternative minimum tax. This Fund may be riskier than a more geographically diverse municipal fund.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the six months ended April 30, 2006, investment advisory fees earned, voluntarily waived and expenses reimbursed for the Fund were $57,918, $57,918 and $22,074, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2006, co-administrative services fees earned by CSAMSI were $14,480.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee. For the six months ended April 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $16,245.

Credit Suisse New York Municipal Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. Common Class shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2006, the Fund reimbursed Credit Suisse $4,031, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2006, CSAMSI and its affiliates advised the Fund that they retained $0 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2006, Merrill was paid $206 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2006 and during the six months ended April 30, 2006, the Fund had no borrowings under the Credit Facility.

Credit Suisse New York Municipal Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $4,318,609 and $12,956,657, respectively.

At April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $24,750,920, $229,908, $(254,801) and $(24,893), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares and an unlimited number of shares are classified as Class A shares. Transactions in capital shares for each class were as follows:

	Common Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	63,726	$631,192	222,854	$2,286,620
Shares issued in reinvestment of dividends and distributions	96,274	946,582	175,161	1,794,066
Shares redeemed	(859,729)	(8,495,218)	(2,111,589)	(21,635,635)
Net decrease	(699,729)	$(6,917,444)	(1,713,574)	$(17,554,949)
	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	4,891	$48,148	161,914	$1,655,998
Shares issued in reinvestment of dividends and distributions	6,916	68,029	8,063	82,411
Shares redeemed	(133,389)	(1,310,975)	(105,563)	(1,074,120)
Net increase (decrease)	(121,582)	$(1,194,798)	64,414	$664,289

Credit Suisse New York Municipal Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	56%
Class A	3	73%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse New York Municipal Fund

Board Approval of Advisory Agreement (unaudited)

In approving the Advisory Agreement, the Board of Trustees of the Fund, including the Independent Trustees, considered the following factors:

Investment Advisory Fee Rate

The Board reviewed and considered the contractual advisory fee rate of 0.40% for the Fund (the "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate (after taking waiver and reimbursements into account) of 0.04% for the Fund (the "Net Advisory Fee"). The Board acknowledged that the fee waiver and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse Asset Management, LLC ("Credit Suisse") under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to, the Fund by senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse New York Municipal Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the one-, two-, three-, four-, five- and ten-year performance of the Fund, along with comparisons, for all presented periods to the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group.

The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse, and its affiliates).

Credit Suisse New York Municipal Fund

Board Approval of Advisory Agreement (unaudited) (continued)

The Board considered the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

Conclusions

In selecting Credit Suisse and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  the Contractual Advisory Fee, which was below the median of its Peer Group, was considered reasonable recognizing that the Net Advisory Fee was the lowest of its Peer Group and of its Universe (e.g., all retail and institutional New York intermediate municipal debt funds) due to Credit Suisse's waiver of part of its fee for the one-year period ended October 31, 2005.

•  the Fund's performance for all periods was below the median of its Peer Group and Universe. The Board had previously identified the need to address the Fund's performance and stated that it would continue to monitor steps taken to improve performance.

•  aside from performance (as discussed above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that Credit Suisse was addressing performance issues.

•  in light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  in light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse New York Municipal Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address,
e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse New York Municipal Fund

Proxy Voting and Portfolio Holdings Information

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  NYM-SAR-0406

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE NEW YORK MUNICIPAL FUND

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2006